RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)		3 Months Ended		6 Months Ended	9 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Feb. 08, 2021	Dec. 31, 2020		Sep. 30, 2020	Sep. 28, 2020
Statement of Balance Sheet
Class A common stock subject to possible redemption					$ 287,500,000
Additional paid-in capital							$ 24,281
Accumulated deficit		$ (16,416,146)	$ (16,409,929)	$ (16,416,146)	(15,350,765)	$ (15,023,375)	(1,104)
Total Stockholders' Equity (Deficit)		(16,415,427)	$ (16,409,210)	(16,415,427)	(15,350,046)	(15,022,660)	23,896		$ 25,000	$ 0
Statement of Stockholders' Equity
Sale of 28,750,000 Units, net of underwriting discounts, initial value of public warrants and offering expenses			28,750,000
Remeasurement adjustment on redeemable common stock			$ (16,716,736)		(16,716,736)
Total stockholders' equity (deficit)		$ (16,415,427)	(16,409,210)	(16,415,427)	(15,350,046)	(15,022,660)	23,896		$ 25,000	$ 0
Non-cash investing and financing activities:
Remeasurement adjustment on redeemable common stock			$ 16,716,736	$ 16,716,736
Class A common stock
Statement of Balance Sheet
Class A common stock	[1]
Statement of Operations
Basic and diluted weighted average shares outstanding		28,750,000	16,291,667	23,667,127
Basic and diluted net income (loss) per share			$ (0.07)	$ (0.05)
Class A Common Stock Subject to Redemption
Statement of Balance Sheet
Class A common stock subject to possible redemption		$ 287,500,000	$ 287,500,000	$ 287,500,000	287,500,000	287,500,000
Class B common stock
Statement of Balance Sheet
Class A common stock					719		$ 719	[1],[2]
Statement of Operations
Basic and diluted weighted average shares outstanding		7,187,500	6,781,250	6,985,497
Basic and diluted net income (loss) per share			$ (0.07)	$ (0.05)
As Previously Reported
Statement of Balance Sheet
Additional paid-in capital		$ 6,634,428	$ 6,628,214	$ 6,634,428		5,241,682
Accumulated deficit		(1,635,358)	(1,629,141)	(1,635,358)		(242,587)
Total Stockholders' Equity (Deficit)		5,000,003	$ 5,000,006	5,000,003		5,000,010
Statement of Stockholders' Equity
Sale of 28,750,000 Units, net of underwriting discounts, initial value of public warrants and offering expenses			270,783,264
Change in value of common stock subject to possible redemption		6,214		6,214
Total stockholders' equity (deficit)		5,000,003	$ 5,000,006	5,000,003		5,000,010
Non-cash investing and financing activities:
Initial Classification Of Common Stock Subject To Possible Redemption			284,049,000	267,477,334
Remeasurement adjustment on redeemable common stock			(17,958,216)	(1,392,764)
As Previously Reported | Class A common stock
Statement of Balance Sheet
Class A common stock		$ 214	$ 214	$ 214		200
Statement of Operations
Basic and diluted weighted average shares outstanding		26,604,351	26,747,733	26,655,848
Statement of Stockholders' Equity
Class A common stock subject to possible redemption			$ (266,090,784)
As Previously Reported | Class A Common Stock Subject to Redemption
Statement of Balance Sheet
Class A common stock subject to possible redemption		$ 266,084,570	$ 266,090,784	$ 266,084,570		267,477,330
As Previously Reported | Class B common stock
Statement of Operations
Basic and diluted weighted average shares outstanding		9,333,149	7,915,868	8,628,423
Basic and diluted net income (loss) per share			$ (0.21)	$ (0.19)
Adjustment
Statement of Balance Sheet
Additional paid-in capital		$ (6,634,428)	$ (6,628,214)	$ (6,634,428)		(5,241,682)
Accumulated deficit		(14,780,788)	(14,780,788)	(14,780,788)		(14,780,788)
Total Stockholders' Equity (Deficit)		(21,415,430)	$ (21,409,216)	(21,415,430)		(20,022,670)
Statement of Stockholders' Equity
Sale of 28,750,000 Units, net of underwriting discounts, initial value of public warrants and offering expenses			(270,783,264)
Remeasurement adjustment on redeemable common stock			$ (16,716,736)
Change in value of common stock subject to possible redemption		(6,214)		(6,214)
Total stockholders' equity (deficit)		(21,415,430)	(21,409,216)	(21,415,430)		(20,022,670)
Non-cash investing and financing activities:
Initial Classification Of Common Stock Subject To Possible Redemption			(284,049,000)	(267,477,334)
Remeasurement adjustment on redeemable common stock			34,674,952	18,109,500
Adjustment | Class A common stock
Statement of Balance Sheet
Class A common stock		$ (214)	$ (214)	$ (214)		(200)
Statement of Operations
Basic and diluted weighted average shares outstanding		2,145,649	(10,456,066)	(2,988,721)
Basic and diluted net income (loss) per share			$ (0.07)	$ (0.05)
Statement of Stockholders' Equity
Class A common stock subject to possible redemption			$ 266,090,784
Adjustment | Class A Common Stock Subject to Redemption
Statement of Balance Sheet
Class A common stock subject to possible redemption		$ 21,415,430	$ 21,409,216	$ 21,415,430		$ 20,022,670
Adjustment | Class B common stock
Statement of Operations
Basic and diluted weighted average shares outstanding		2,145,649	(1,134,618)	(1,642,926)
Basic and diluted net income (loss) per share			$ 0.14	$ 0.14
Restatement of redeemable common stock as temporary equity | Adjustment
Statement of Balance Sheet
Minimum net tangible assets upon redemption of common stock subject to possible redemption					$ 5,000,001

[1]	Prior to the approval of the Amended and Restated Certificate of Incorporation on February 4, 2021, the Company was authorized to issue 70,000,0000 shares, consisting of 60,000,000 shares of Class A common stock and 10,000,000 shares of Class B common stock and 1,000,000 preferred stock.
[2]	Included an aggregate of up to 937,500 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5).